Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Schedule of changes of allowance for doubtful accounts [Abstract]
Beginning balance	$ 2,764,735	$ 2,912,310
Bad debt write-off		(33,612)
Exchange difference	145,819	(113,963)
Ending balance	$ 2,910,554	$ 2,764,735